UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               ------------------------------
Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       RCF Management L.L.C.
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Address:    1400 16th Street, Suite 200
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            Denver, CO 80202
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Form 13F File Number:   28-  14930
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Catherine J. Boggs
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Title:      General Counsel
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Phone:      720-946-1444
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Signature, Place, and Date of Signing:

/s/ Catherine J. Boggs        Denver, CO                       5/11/12
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         [Signature]               [City, State]               [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     10
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Form 13F Information Table Value Total:     $ 387181
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


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
                                                                                                                     VOTING
                                                        VALUE      SHRS OR SH/  PUT/   INVESTMENT   OTHER
NAME OF ISSUER             TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT PRN  CALL   DISCRETION  MANAGER    SOLE   SHARED  NONE
AURICO GOLD INC            common shares      05155C105      664     74805 SH             Sole                 74805
ALEXCO RESOURCE CORP       common shares      01535P106      400     57300 SH             Sole                 57300
AURIZON MINES LTD          common shares      05155P106      402     83100 SH             Sole                 83100
CLAUDE RESOURCES INC       common shares      182873109      337    306000 SH             Sole                306000
NEW GOLD INC               common shares      644535106      692     70000 SH             Sole                 70000
RICHMONT MINES INC         common shares      76547T106      280     36000 SH             Sole                 36000
ALLIED NEVADA GOLD CORP    common shares      019344100      709     21800 SH             Sole                 21800
MOLYCORP INC               common shares      608753109   374615  13843863 SH             Sole              13843863
URANIUM RESOURCES INC      common shares      916901507     9003  10259567 SH             Sole              10259567
NORTH AMER PALLADIUM LTD   common shares      656912102       79     30000 SH             Sole                 30000